Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Gross lease liabilities	€ 1,180	€ 1,333
Long-term debt including current portion of long-term debt	8,111	6,933
Interest payable	71	52
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,082	1,220
Interest payable	98	113
Not later than one year [member]
Debt [Line Items]
Gross lease liabilities	251	280
Not later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Current interest payable	21	22
Long-term debt including current portion of long-term debt	230	257
Later than one year and not later than five years [member]
Debt [Line Items]
Gross lease liabilities	554	636
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	505	580
Non-current interest payable	49	56
Later than five years [member]
Debt [Line Items]
Gross lease liabilities	376	417
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	348	383
Non-current interest payable	€ 28	€ 34